Film Related Obligations - Narrative (Details) - USD ($) $ in Millions			12 Months Ended	19 Months Ended
	May 16, 2025	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Aug. 30, 2022
Debt instrument effective interest rate percentage		6.92%	6.92%	6.92%
Line of credit facility moratorium period				90 days
Other Loans
Credit facility, outstanding amount		$ 112.3	$ 112.3	$ 112.3
Debt instrument, collateral amount		84.5	84.5	84.5
Contracted receivables		47.8	47.8	47.8
Other Loans | July 2025
Credit facility, outstanding amount		24.1	24.1	24.1
Other Loans | April 2027
Credit facility, outstanding amount		88.2	$ 88.2	88.2
Other Loans | SOFR
Basis spread on variable interest rate (as percent)			6.89%
Film Related Obligations
Total corporate debt		$ 1,949.4	$ 1,949.4	$ 1,949.4	$ 1,951.5
Film Related Obligations | Production Loans
Long term debt weighted average interest rate		6.96%	6.96%	6.96%
Total corporate debt		$ 1,292.2	$ 1,292.2	$ 1,292.2	1,349.9
Film Related Obligations | Production Loans | Secured Portion
Total corporate debt		1,028.9	1,028.9	1,028.9
Film Related Obligations | Production Loans | Unsecured Portion
Total corporate debt		263.3	263.3	263.3
Film Related Obligations | Production Tax Credit Facility
Total corporate debt		260.0	260.0	260.0	231.8
Credit facility, maximum principal amount		260.0	260.0	260.0
Line of credit current Borrowing capacity		0.0	$ 0.0	0.0
Line of credit facility expiration date			Jan. 27, 2025
Tax credit receivable		341.4	$ 341.4	341.4
Film Related Obligations | Production Tax Credit Facility | Base Rate
Basis spread on variable interest rate (as percent)			0.50%
Debt instrument additional margin percentage			1.50%
Film Related Obligations | Production Tax Credit Facility | Secured Portion | Minimum
Basis spread on variable interest rate (as percent)			0.10%
Film Related Obligations | Production Tax Credit Facility | Secured Portion | Maximum
Basis spread on variable interest rate (as percent)			0.25%
Film Related Obligations | IP Credit Facility
Total corporate debt		109.9	$ 109.9	109.9	143.8
Credit facility, maximum principal amount		$ 161.9	$ 161.9	$ 161.9
Line of credit facility expiration date			Jul. 30, 2027
Film Related Obligations | IP Credit Facility | SOFR
Debt instrument additional margin percentage		2.25%
Long Term Debt Floor Interest Rate Percentage		0.25%	0.25%	0.25%
Film Related Obligations | IP Credit Facility | SOFR | Minimum
Basis spread on variable interest rate (as percent)		0.11%
Film Related Obligations | IP Credit Facility | SOFR | Maximum
Basis spread on variable interest rate (as percent)		0.26%
Film Related Obligations | IP Credit Facility | Base Rate
Basis spread on variable interest rate (as percent)		1.25%
Film Related Obligations | Backlog Facility and Other
Total corporate debt		$ 287.3	$ 287.3	$ 287.3	226.0
Credit facility, maximum principal amount					175.0
Line of credit facility expiration date	May 16, 2025
Line of credit expiration period				2 years
Credit facility, outstanding amount					$ 175.0
Film Related Obligations | Backlog Facility and Other | SOFR
Debt instrument additional margin percentage				1.15%
Debt instrument effective interest rate percentage						6.57%
Debt instrument potential additional margin percentage one				1.25%
Debt instrument potential additional margin percentage two				1.50%
Film Related Obligations | Backlog Facility and Other | SOFR | Minimum
Basis spread on variable interest rate (as percent)				0.10%
Film Related Obligations | Backlog Facility and Other | SOFR | Maximum
Basis spread on variable interest rate (as percent)				0.25%